Real Estate Owned, Net - Real Estate Owned Net (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Real Estate
Net	$ 47,908,857	$ 58,325,068	$ 63,385,339
Real Estate Investment
Real Estate
Cost	57,304,497	67,304,497	70,953,229
Accumulated Depreciation	(12,676,921)	(11,237,368)	(8,024,066)
Net	44,627,576	56,067,129	62,929,163
Assets, Gross	15,139,080	15,139,080	16,008,774
Assets, Accumulated Amortization	(8,994,003)	(7,687,309)	(6,215,174)
Assets, Net	6,145,077	7,451,771	9,793,600
Liabilities Gross	(11,651,192)	(11,651,192)	(12,267,584)
Liabilities Accumulated Amortization	2,224,834	1,941,482	2,017,808
Liability Net	(9,426,358)	(9,709,710)	(10,249,776)
Real Estate Investment | Real Estate
Real Estate
Cost	53,816,609	63,816,609	67,212,039
Accumulated Depreciation	(5,907,752)	(5,491,541)	(3,826,700)
Net	47,908,857	58,325,068	63,385,339
Real Estate Investment | Land
Real Estate
Cost	0	10,000,000	13,395,430
Accumulated Depreciation	0	0	0
Net	0	10,000,000	13,395,430
Real Estate Investment | Building and Building Improvements
Real Estate
Cost	51,725,969	51,725,969	51,725,969
Accumulated Depreciation	(4,741,596)	(4,418,305)	(3,125,143)
Net	46,984,373	47,307,664	48,600,826
Real Estate Investment | Tenant Improvement
Real Estate
Cost	1,854,640	1,854,640	1,854,640
Accumulated Depreciation	(1,016,689)	(947,369)	(670,090)
Net	837,951	907,271	1,184,550
Real Estate Investment | Furniture and fixtures
Real Estate
Cost	236,000	236,000	236,000
Accumulated Depreciation	(149,467)	(125,867)	(31,467)
Net	86,533	110,133	204,533
Real Estate Investment | In-place lease
Real Estate
Assets, Gross	14,982,538	14,982,538	15,852,232
Assets, Accumulated Amortization	(8,929,631)	(7,627,326)	(6,172,747)
Assets, Net	6,052,907	7,355,212	9,679,485
Real Estate Investment | Above Market Leases
Real Estate
Assets, Gross	156,542	156,542	156,542
Assets, Accumulated Amortization	(64,372)	(59,983)	(42,427)
Assets, Net	92,170	96,559	114,115
Real Estate Investment | Below Market Rent
Real Estate
Liabilities Gross	(2,754,922)	(2,754,922)	(3,371,314)
Liabilities Accumulated Amortization	1,746,889	1,496,125	1,702,800
Liability Net	(1,008,033)	(1,258,797)	(1,668,514)
Real Estate Investment | Above Market Ground Lease
Real Estate
Liabilities Gross	(8,896,270)	(8,896,270)	(8,896,270)
Liabilities Accumulated Amortization	477,945	445,357	315,008
Liability Net	$ (8,418,325)	$ (8,450,913)	$ (8,581,262)